12. INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$ 627,200	$ 956,000
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	1,691,000	2,133,900
Asset retirement obligation	76,700	63,000
Gross deferred tax assets	2,412,400	3,170,400
Valuation allowance	(2,412,400)	(3,170,400)
Net deferred tax asset	$ 0	$ 0